Summary of Significant Accounting Policies (Details Textual)	9 Months Ended	12 Months Ended
	Apr. 30, 2016 USD ($)	Jul. 31, 2015 USD ($) shares	Jul. 31, 2014 USD ($) shares	Jul. 31, 2015 GBP (£)	Apr. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 31, 2013 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 2,363,465	$ 434,217	$ 254,770		$ 1,339,229		$ 598,623
Cash, FDIC Insured Amount		$ 250,000		£ 85,000
Finite-Lived Intangible Asset, Useful Life		20 years
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		4,496,052	3,184,523
Share-based Compensation, Total	$ 121,760	$ 1,729,216	$ 9,217,549
Derivative Liability			0
Related Party Transaction, Amounts of Transaction		130,000	350,000
Upfront License Fee						$ 500,000
Required Contributions Of Development Regulatory And Commercialization Costs		2,500,000
Development Regulatory And Commercialization Cost Contributions		2,341,419
Capitalized Costs, Asset Retirement Costs		500
Additional Paid-in Capital [Member]
Summary of Significant Accounting Policies [Line Items]
Derivative Liability			$ 506,574
Accounts Payable and Accrued Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Development Regulatory And Commercialization Cost Contributions, Unpaid Amount		$ 204,908
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		7 years